Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2016
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Discontinued Operations
b.	The following is the detail of discontinued operations:

	Year ended March 31,
	2016	2015	2014
Sales, net	$—	$—	$—
Cost of sales	(178)	(276)	(220)
Gross loss	(178)	(276)	(220)
Operating expenses:
Research and development	(18)	(2)	—
Selling, marketing, general and administrative	(141)	(167)	(182)
Operating loss	(337)	(445)	(402)
Financial income (expenses), net	65	(347)	162
Other income, net	36	2	2
Loss before income taxes	(236)	(790)	(238)
Tax benefit (expense)	—	3	(81)
Net loss from discontinued operations	$(236)	$(787)	$(319)